Cover Page	12 Months Ended
Oct. 31, 2020 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	BANK OF NOVA SCOTIA
Entity Central Index Key	0000009631
Current Fiscal Year End Date	--10-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	1,211,479,297
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Address, State or Province	ON
Entity Address, Country	CA